Shareholder Report	6 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($) holding	Jul. 31, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000229231 [Member]
Shareholder Report [Line Items]
Fund Name	Defined Duration 10 ETF (formerly known as Discipline Fund ETF)
Class Name	Defined Duration 10 ETF (formerly known as Discipline Fund ETF)
Trading Symbol	DDX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Defined Duration 10 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddX-data/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://disciplinefunds.com/ddX-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets			$ 60,995,159
Holdings Count | holding			9
Advisory Fees Paid, Amount	$ 92,983
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$60,995,159	Advisory Fees	$92,983
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(11,512)
Portfolio Turnover Rate*	6%	Net Advisory Fees Paid	$81,471
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
SPDR Portfolio Developed World ex-US ETF	16.8%	Vanguard Intermediate-Term Treasury ETF	29.0%
Vanguard Value ETF	10.5%	Vanguard Short-Term Treasury ETF	14.8%
Vanguard FTSE Emerging Markets ETF	5.0%	Vanguard Long-Term Treasury ETF	5.8%
Vanguard S&P 500 ETF	3.5%

C000265053 [Member]
Shareholder Report [Line Items]
Fund Name	Defined Duration 20 ETF
Class Name	Defined Duration 20 ETF
Trading Symbol	DDXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Defined Duration 20 ETF (the “Fund”) for the period of November 12, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddXX-data/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddXX-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://disciplinefunds.com/ddXX-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$4	0.16%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.16%
Net Assets	$ 4,714,418
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 1,202
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$4,714,418	Advisory Fees	$1,202
# of Portfolio Holdings	9	Fees Waived and/or Expenses Reimbursed	$(433)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$769
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]
C000265052 [Member]
Shareholder Report [Line Items]
Fund Name	Defined Duration 5 ETF
Class Name	Defined Duration 5 ETF
Trading Symbol	DDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Defined Duration 5 ETF (the “Fund”) for the period of November 12, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://disciplinefunds.com/ddv-data/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://disciplinefunds.com/ddv-data/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://disciplinefunds.com/ddv-data/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$5	0.23%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.23%
Net Assets		$ 7,065,693
Holdings Count | holding		7
Advisory Fees Paid, Amount		$ 2,171
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,065,693	Advisory Fees	$2,171
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	$(174)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$1,997
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Equity Funds		Bond Funds
State Street SPDR Portfolio Developed World ex-US ETF	8.4%	Vanguard Short-Term Treasury ETF	27.7%
Vanguard Value ETF	3.6%	Vanguard Intermediate-Term Treasury ETF	20.7%
Vanguard Total Stock Market ETF	1.5%